Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 2,748	$ 971	$ 2,830	$ 1,759	$ 3,121	$ 1,936	$ 1,956
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement					Black-Scholes option valuation model		Black-Scholes option valuation model
Shares reserved for issuance	53,621,143		53,621,143		53,621,143		53,621,143
313 Acquisition LLC | Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description					The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates		The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period					5 years		5 years
Stock compensation award, method of measurement					Monte Carlo simulation valuation approach		Monte Carlo simulation valuation approach
313 Acquisition LLC | Incentive Units Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage					33.33%		33.33%
313 Acquisition LLC | Incentive Units Time Based Awards | Senior Management and Board Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards					73,562,836		73,962,836
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding	42,169,456		42,169,456		42,169,456		42,169,456
Incentive units relinquished		4,315,106
313 Acquisition LLC | Incentive Units Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage					66.67%		66.67%
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							65.00%
Unrecognized compensation expense	$ 3,900						$ 3,900
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period							2 years 1 month 6 days
Weighted average grant date fair value of the outstanding units	$ 0.38						$ 0.38	$ 0.33
Incentive units relinquished							4,415,106	1,306,620
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					55.00%
Expected exercise term					3 years 11 months 16 days		5 years
Risk-free rate					0.62%		1.88%
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					65.00%
Expected exercise term					6 years 2 months 16 days		6 years
Risk-free rate					2.03%		2.03%
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding	18,664,137		17,260,184		17,260,184		18,664,137
Share-based compensation awards, description					The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.		SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Unrecognized compensation expense	$ 1,100						$ 1,100
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period							3 years 2 months 12 days
Weighted average grant date fair value of the outstanding units	$ 0.25						$ 0.25	$ 0.44
Expected dividends					0.00%		0.00%
Incentive units relinquished							2,307,172	2,499,590
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					55.00%		65.00%
Expected exercise term					1 year 10 months 28 days		1 year 10 months 28 days
Risk-free rate					0.65%		0.52%
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					75.00%		70.00%
Expected exercise term					6 years 6 months		6 years 6 months
Risk-free rate					1.81%		2.07%
Vivint | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period					5 years		5 years
Vivint | Stock Appreciation Rights Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage					33.33%		33.33%
Vivint | Stock Appreciation Rights Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage					66.67%		66.67%
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding	81,000		17,500		17,500		81,000
Stock appreciation rights ("SARs"), vesting period					5 years
Expected volatility					65.00%		65.00%
Unrecognized compensation expense	$ 200						$ 200
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period							2 years 5 months 12 days
Weighted average grant date fair value of the outstanding units	$ 6.02						$ 6.02	$ 2.30
Expected dividends					0.00%		0.00%
Vivint Wireless | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term					6 years		5 years 11 months 19 days
Risk-free rate					1.51%		1.73%
Vivint Wireless | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term					6 years 6 months		6 years 5 months 16 days
Risk-free rate					1.81%		1.81%
Vivint Wireless | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period	5 years
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 2,691	$ 588	$ 3,038	$ 1,330	$ 2,472	$ 1,688	$ 1,736
General and administrative expenses | Executive Officers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 2,200		$ 2,200